GOODWILL (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Goodwill [Line Items]
Balance at the beginning of the year	$ 73,597	$ 70,035
Acquisition of subsidiaries	79,884	2,967
Functional currency translation adjustments	5,078	595
Balance at year end	$ 158,559	$ 73,597